FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES - Currency risk (Details) - Currency risk [member]	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of appreciaton in RMB against US dollars	6.92%	1.62%
Percentage of depreciation in RMB against US dollars	42.00%
Percentage of Group's cash and cash equivalents and time deposits with maturity over three months denominated in RMB		52.00%
Strengthening/weakening of RMB against US dollars	5.00%	5.00%
Percentage of increase/decrease in the profit for the year	0.35%	0.04%
Percentage of increase/decrease in the equity of the Group	0.51%	0.47%